Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Deferred costs	[1]	$ 783,798	$ 2,331,826
Deferred offering costs			1,197,177
Other receivables		36,559	51,912
Total		820,357	3,580,915
Allowance for doubtful accounts	[2]	(14,930)	(27,887)
Total allowance net		$ 805,427	$ 3,553,028

[1]

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

As of June 30, 2021, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances carried out subsequently in July and August 2021.

As of June 30, 2022, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in July and December 2022.

[2]	The Company recorded bad debt expenses of $nil, $27,887, and negative $12,407 for other receivables for the years ended June 30, 2020, 2021, and 2022, respectively.